Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Personnel expenses [Abstract]
Schedule of personnel expenses	The personnel expenses mentioned in ‘‘Note 17 — Research and Development Expenses” and ‘‘Note 18 — Selling,
General and Administrative Expenses’’ above are as follows:

	Year Ended December 31,
(in thousands of $)	2025	2024	2023
Short‑term employee benefits - Salaries	$538,056	$410,184	$266,482
Short‑term employee benefits - Social Security	39,086	30,856	19,231
Post‑employment benefits	24,751	12,330	7,758
Termination benefits	2,283	2,498	1,089
Share‑based payment	238,493	228,142	226,830
Employer social security contributions share-based payments	46,418	51,898	7,987
Total personnel expenses	$889,087	$735,908	$529,377

Schedule of average number of full-time equivalents by function	The average number of full-time equivalents (FTE) by function is presented below:

	Year Ended December 31,
Average Number of FTEs	2025	2024	2023
Research and development	1,003	805	607
Selling, general and administrative	1,006	835	681
Total number of FTEs	2,009	1,639	1,289